Due to Related Parties (Details) - USD ($)	Feb. 28, 2019	Nov. 30, 2018
Convertible debenture payable	$ 1,498,295	$ 1,790,358
Convertible Debenture Payable 1
Convertible debenture payable	1,050,000	1,350,000
Convertible Debenture Payable 2
Convertible debenture payable	$ 448,295	$ 440,358